Significant Accounting Policies - Summary of Credit Risk Exposure (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at carrying value, class [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	€ 35,056	€ 34,087
Financial assets at carrying value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	27	26
Financial assets at carrying value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	3,894	4,035
Financial assets at carrying value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	29,593	28,661
Financial assets at carrying value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	1,431	1,189
Financial assets at carrying value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	76	70
Financial assets at carrying value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	35	106
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	38,652	37,173
Financial assets at fair value, class [member] | Shares - Carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	27	26
Financial assets at fair value, class [member] | Debt securities - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	3,894	4,035
Financial assets at fair value, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	33,132	31,711
Financial assets at fair value, class [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	1,488	1,225
Financial assets at fair value, class [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	76	70
Financial assets at fair value, class [member] | Other financial assets - carried at fair value [member]
Disclosure of financial assets [line items]
Financial assets with no low credit risk	€ 35	€ 106